Investments Accounted for Using the Equity Method (Summarised Statement of Comprehensive Income for Material Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Revenue	¥ 91,962,415	¥ 77,842,906	¥ 80,748,138
Profit/(loss) for the year	6,154,159	5,981,473	3,310,411
Other comprehensive income/(loss)	(810)	18,213	0
Total comprehensive income for the year	6,153,349	5,999,686	3,310,411
Shanghai Secco [member]
Disclosure of associates [line items]
Revenue	29,186,371	23,969,408	23,848,576
Profit/(loss) for the year	5,179,254	3,753,476	2,185,268
Other comprehensive income/(loss)	0	0	0
Total comprehensive income for the year	5,179,254	3,753,476	2,185,268
Dividends declared by associate	2,105,600	2,451,000	780,000
Chemical Industry [member]
Disclosure of associates [line items]
Revenue	2,664,866	2,471,027	1,032
Profit/(loss) for the year	407,709	513,804	235,635
Other comprehensive income/(loss)	(2,116)	47,603	0
Total comprehensive income for the year	405,593	561,407	235,635
Dividends declared by associate	53,001	45,000	42,000
Jinsen [member]
Disclosure of associates [line items]
Revenue	193,007	167,956	245,060
Profit/(loss) for the year	(17,069)	(16,394)	8,155
Other comprehensive income/(loss)	0	0	0
Total comprehensive income for the year	(17,069)	(16,394)	8,155
Dividends declared by associate	0	7,340	7,315
Azbil [member]
Disclosure of associates [line items]
Revenue	234,852	180,108	186,657
Profit/(loss) for the year	26,182	16,278	20,507
Other comprehensive income/(loss)	0	0	0
Total comprehensive income for the year	26,182	16,278	20,507
Dividends declared by associate	¥ 17,000	¥ 18,000	¥ 30,000